SCHEDULE OF NET DEFERRED TAX ASSETS (Details) - Yerbae Brands Corp [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Net deferred tax asset	$ 12,478,095	$ 8,852,802
Valuation allowance	(12,478,095)	(8,852,802)
Net deferred tax asset